Derivative Financial Instruments - Summary of Average Price or Rate of Hedging Instruments (Detail)	Oct. 31, 2020	Oct. 31, 2019
Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate	1.71%	2.11%
Fair value hedges [member] | Currency or interest rate risk [member] | Swaps [member] | CAD-USD [Member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate		2.22%
FX rate		1.29%
Fair value hedges [member] | Currency or interest rate risk [member] | Swaps [member] | CAD-EUR [Member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate		3.02%
FX rate		1.33%
Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate	2.10%	2.22%
Cash flow hedges [member] | Currency or interest rate risk [member] | Swaps [member] | CAD-USD [Member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate	1.30%	1.85%
FX rate	1.32%	1.28%
Cash flow hedges [member] | Currency risk [member] | Swaps [member] | CAD-USD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.31%	1.31%
Cash flow hedges [member] | Currency risk [member] | Swaps [member] | CAD-EUR [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.49%	1.48%
Cash flow hedges [member] | Currency risk [member] | Swaps [member] | CAD-GBP [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.72%	1.71%
Cash flow hedges [member] | Currency risk [member] | Foreign currency forward contracts [member] | CAD-USD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.33%	1.32%
Cash flow hedges [member] | Equity price risk [member] | Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Price	75.40	76.35
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | CAD-USD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.34%	1.33%
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | MXN-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	16.60%	15.58%
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | PEN-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	2.64%	2.56%
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | THB-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	22.86%	23.56%